Redeemable Convertible Preferred Shares - Summary of Redeemable Convertible Preferred Shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	5,910,100	5,910,100
Beginning balance | ¥	¥ 12,400
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 396
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(5,910,100)	(5,910,100)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (12,796)
Ending balance	¥ 0	$ 0
Ending balance, Shares	0	0
Series Angel Plus Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	8,268,950	8,268,950
Beginning balance | ¥	¥ 40,686
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 1,151
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(8,268,950)	(8,268,950)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (41,837)
Ending balance	¥ 0	$ 0
Ending balance, Shares	0	0
Series Pre A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	8,985,050	8,985,050
Beginning balance | ¥	¥ 54,796
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 2,126
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(8,985,050)	(8,985,050)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (56,922)
Ending balance	¥ 0	$ 0
Ending balance, Shares	0	0
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	22,096,550	22,096,550
Beginning balance | ¥	¥ 142,337
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 5,521
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(22,096,550)	(22,096,550)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (147,858)
Ending balance	¥ 0	$ 0
Ending balance, Shares	0	0
Series A Plus Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	1,060,200	1,060,200
Beginning balance | ¥	¥ 14,308
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 555
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(1,060,200)	(1,060,200)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (14,863)
Ending balance	¥ 0	$ 0
Ending balance, Shares	0	0
Series B Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	19,473,100	19,473,100
Beginning balance | ¥	¥ 364,419
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 17,949
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(19,473,100)	(19,473,100)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (382,368)
Ending balance	¥ 0	$ 0
Ending balance, Shares	0	0
Series B2 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	11,072,800	11,072,800
Beginning balance | ¥	¥ 236,139
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 11,702
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(11,072,800)	(11,072,800)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (247,841)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0
Series B3 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	28,013,200	28,013,200
Beginning balance | ¥	¥ 841,145
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 39,479
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(28,013,200)	(28,013,200)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (880,624)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0
Series B4-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	7,269,600	7,269,600
Beginning balance | ¥	¥ 284,085
Issuance of Preferred Shares, Shares	0	0
Issuance of Preferred Shares, Value | ¥	¥ 0
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 3,871
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(7,269,600)	(7,269,600)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (287,956)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0
Series B4 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	6,989,700	6,989,700
Beginning balance | ¥	¥ 220,491
Issuance of Preferred Shares, Shares	6,989,750	6,989,750
Issuance of Preferred Shares, Value | ¥	¥ 359,832
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ (99,577)
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(13,979,450)	(13,979,450)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (480,746)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0
Series C1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	51,329,600	51,329,600
Beginning balance | ¥	¥ 2,964,104
Issuance of Preferred Shares, Shares	2,895,100	2,895,100
Issuance of Preferred Shares, Value | ¥	¥ 158,507
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 133,863
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(54,224,700)	(54,224,700)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (3,256,474)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0
Series D Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	0	0
Beginning balance | ¥	¥ 0
Issuance of Preferred Shares, Shares	49,207,650	49,207,650
Issuance of Preferred Shares, Value | ¥	¥ 4,547,263
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 128,382
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(49,207,650)	(49,207,650)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (4,675,645)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0
Series D+ redeemable convertible preferred shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	0	0
Beginning balance | ¥	¥ 0
Issuance of Preferred Shares, Shares	21,264,750	21,264,750
Issuance of Preferred Shares, Value | ¥	¥ 2,099,195
Accretion of Preferred Shares, Shares	0	0
Accretion of Preferred Shares, Value | ¥	¥ 42,962
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(21,264,750)	(21,264,750)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (2,142,157)
Ending balance | ¥	¥ 0
Ending balance, Shares	0	0